First Trust Securitized Plus ETF (DEED)
Portfolio of Investments
November 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 48.8%
	Collateralized Mortgage Obligations — 20.4%
	Federal Home Loan Mortgage Corporation
$404,775	Series 4292, Class PB	3.50%	01/15/44	$371,112
357,355	Series 4639, Class HZ	3.25%	04/15/53	302,868
415,000	Series 4753, Class HL	3.00%	02/15/48	368,880
788,365	Series 4765, Class PZ	3.00%	01/15/48	638,233
925,000	Series 5210, Class LB	3.00%	08/25/50	738,460
1,024,250	Series 5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (a)	3.78%	07/25/54	975,506
436,927	Series 5502, Class FC, 30 Day Average SOFR + 2.00%, 6.00% Cap (b)	6.00%	02/25/55	441,845
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,098,097
1,343,271	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (b) (c)	5.17%	05/25/35	1,355,767
	Federal National Mortgage Association
67,419	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (b)	4.62%	07/25/36	67,105
625,000	Series 2015-32, Class PB	3.00%	05/25/45	554,039
1,016,334	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (b)	4.77%	09/25/52	997,982
962,251	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (b)	4.87%	10/25/52	948,409
365,608	Series 2024-73, Class FB, 30 Day Average SOFR + 1.20% (b)	5.27%	10/25/54	366,873
1,316,306	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (b)	5.22%	11/25/54	1,319,448
1,402,831	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (b)	4.87%	06/25/55	1,393,425
	Government National Mortgage Association
460,000	Series 2013-39, Class DP	2.50%	03/20/43	375,236
290,356	Series 2015-39, Class ZA	3.50%	03/20/45	272,215
430,489	Series 2015-103, Class ZA	3.50%	07/20/45	375,151
318,044	Series 2017-38, Class Z	4.00%	03/20/47	287,898
394,253	Series 2017-117, Class ZN	3.00%	08/20/47	328,067
335,954	Series 2018-97, Class DZ	3.50%	07/20/48	305,477
483,595	Series 2021-125, Class EL	1.50%	07/20/51	311,900
370,255	Series 2023-18, Class AZ	4.75%	02/20/53	343,172
285,000	Series 2023-81, Class AL	4.50%	08/20/40	279,808
				14,816,973
	Commercial Mortgage-Backed Securities — 0.8%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
3,818,407	Series K546, Class X1, IO (d)	1.06%	05/25/30	135,920
235,480	Series K732, Class X3, IO (d)	4.24%	05/25/46	71
400,000	Series KJ52, Class A2	4.76%	01/25/32	408,841
				544,832
	Pass-Through Securities — 27.6%
	Federal Home Loan Mortgage Corporation
72,182	Pool G60659	3.50%	08/01/46	68,524
85,861	Pool G61748	3.50%	11/01/48	81,244
99,175	Pool G67706	3.50%	12/01/47	94,147
129,620	Pool G67710	3.50%	03/01/48	122,406
823,613	Pool QC8921	2.50%	10/01/51	710,472
1,274,126	Pool QD7088	2.00%	02/01/52	1,056,320
206,812	Pool RA5286	2.50%	05/01/51	176,348

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$255,035	Pool RA5552	3.00%	07/01/51	$228,122
89,454	Pool SD0499	3.00%	08/01/50	81,272
809,270	Pool SD0956	2.50%	04/01/52	698,585
391,272	Pool SD1382	4.00%	08/01/52	375,290
81,156	Pool SD7502	3.50%	07/01/49	76,213
92,099	Pool SD7511	3.50%	01/01/50	86,735
56,607	Pool SD7513	3.50%	04/01/50	53,093
1,386,309	Pool SL1390	4.00%	07/01/50	1,347,318
1,447,106	Pool SL1523	3.50%	07/01/50	1,355,063
58,811	Pool ZM1779	3.00%	09/01/46	53,760
	Federal National Mortgage Association
1,494,950	Pool AL9394	3.00%	11/01/46	1,353,389
20,682	Pool BE3619	4.00%	05/01/47	20,101
1,389,365	Pool BM4963	3.00%	05/01/48	1,264,840
250,245	Pool BQ1163	2.00%	08/01/50	205,378
503,336	Pool BQ1226	2.00%	09/01/50	413,038
606,895	Pool BU9074	2.00%	01/01/52	499,445
459,233	Pool BV4119	2.50%	03/01/52	393,390
210,668	Pool BV5358	2.50%	04/01/52	180,375
1,057,091	Pool BV8477	3.00%	05/01/52	947,496
531,494	Pool BV9960	4.00%	06/01/52	511,867
41,692	Pool CA0995	3.50%	01/01/48	39,035
449,080	Pool CA5689	3.00%	05/01/50	407,166
984,307	Pool CB2411	2.50%	12/01/51	843,392
439,488	Pool CB2430	3.00%	12/01/51	391,357
459,985	Pool CB2802	2.00%	02/01/52	379,330
1,327,549	Pool FA1348	4.50%	09/01/52	1,338,422
1,283,219	Pool FA1641	4.50%	09/01/50	1,283,687
1,157,290	Pool FS0139	2.50%	01/01/52	1,000,937
330,537	Pool FS3160	3.00%	06/01/52	296,841
580,000	Pool TBA (e)	4.50%	01/15/56	567,370
1,000,000	Pool TBA (e)	6.00%	01/15/56	1,023,771
				20,025,539
	Total U.S. Government Agency Mortgage-Backed Securities			35,387,344
	(Cost $35,504,666)
MORTGAGE-BACKED SECURITIES — 31.7%
	Collateralized Mortgage Obligations — 25.7%
	CIM Trust
450,000	Series 2023-R3, Class A1B (c)	4.50%	01/25/63	366,770
	COLT Mortgage Loan Trust
1,350,000	Series 2021-HX1, Class B3A (c) (d)	4.13%	10/25/66	1,043,396
	Connecticut Avenue Securities Trust
475,000	Series 2021-R02, Class 2B2, 30 Day Average SOFR + 6.20% (b) (c)	10.27%	11/25/41	494,220
	Credit Suisse Mortgage Trust
951,987	Series 2021-RPL4, Class A1 (c)	4.14%	12/27/60	948,944
	Easy Street Mortgage Loan Trust
1,000,000	Series 2025-RTL1, Class A2, steps up to 9.30% on 8/26/27 (c) (f)	8.30%	05/25/40	1,013,006

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Ellington Financial Mortgage Trust
$380,000	Series 2024-INV1, Class B2 (c) (d)	7.45%	03/25/69	$377,934
	FARM Mortgage Trust
742,455	Series 2021-1, Class B (c) (d)	3.23%	07/25/51	582,809
1,158,791	Series 2025-1, Class B (c)	5.63%	08/01/55	1,036,042
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,031,726	Series 2017-1, Class M2 (c)	4.00%	01/25/56	1,001,120
1,144,565	Series 2017-3, Class M2 (c)	4.75%	07/25/56	1,128,476
931,640	Series 2017-4, Class M (c)	4.75%	06/25/57	923,485
	Freddie Mac Structured Agency Credit Risk REMIC Trust
1,000,000	Series 2025-DNA4, Class M2, 30 Day Average SOFR + 1.55% (b) (c)	5.62%	10/25/45	1,002,144
	HOMES Trust
1,000,000	Series 2025-AFC4, Class A1 (c) (g)	5.15%	11/25/60	1,004,738
	Mill City Mortgage Loan Trust
1,350,000	Series 2019-GS2, Class B2 (c) (d)	3.25%	08/25/59	1,011,871
	PRPM
1,000,000	Series 2025-3, Class A2, steps up to 12.07% on 05/01/28 (c) (f)	9.07%	05/25/30	1,001,145
	PRPM LLC
1,000,000	Series 2025-6, Class M1 (c)	10.56%	08/25/28	1,000,025
565,000	Series 2025-RCF4, Class M2, steps up to 5.50% on 08/01/29 (c) (f)	4.50%	08/25/55	523,501
400,000	Series 2025-RCF6, Class M1, steps up to 6.50% on 12/01/29 (c) (f)	5.50%	12/25/55	399,019
1,250,000	Series 2025-RPL4, Class M1A, steps up to 4.00% on 05/01/29 (c) (f)	3.00%	05/25/55	1,123,169
	RALI Trust
969,754	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	4.45%	05/25/37	927,786
	Redwood Funding Trust
602,586	Series 2025-3, Class A (c)	6.23%	12/27/56	608,324
344,000	Series 2025-3, Class B (c)	7.75%	12/27/56	347,159
	Saluda Grade Alternative Mortgage Trust
745,000	Series 2024-RTL4, Class A2, steps up to 8.50% on 07/01/26 (c) (f)	7.50%	02/25/30	744,926
				18,610,009
	Commercial Mortgage-Backed Securities — 6.0%
	BX Trust
1,000,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (b) (c) (h)	5.51%	12/15/30	1,001,975
400,000	Series 2025-DELC, Class E, 1 Mo. CME Term SOFR + 3.05% (b) (c) (h)	7.01%	12/15/30	400,250
	Citigroup Commercial Mortgage Trust
2,928,013	Series 2016-P3, Class XA, IO (d)	1.81%	04/15/49	4,655
	COMM Mortgage Trust
938,014	Series 2012-CR4, Class XA, IO (d) (i)	1.29%	10/15/45	17,488
10,917,858	Series 2014-UBS3, Class XB, IO (c) (d)	0.32%	06/10/47	242
7,000,000	Series 2015-LC21, Class XE, IO (c) (d)	1.17%	07/10/48	560
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (c) (d)	0.39%	12/10/40	13,495

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	GS Mortgage Securities Trust
$636,169	Series 2011-GC5, Class XA, IO (d) (j) (k)	0.10%	08/10/44	$442
605,000	Series 2024-FAIR, Class E (c) (d)	9.45%	07/15/29	611,984
	JPMBB Commercial Mortgage Securities Trust
278,235	Series 2015-C32, Class XA, IO (d) (i)	1.15%	11/15/48	22
	JPMCC Commercial Mortgage Securities Trust
8,743,394	Series 2017-JP5, Class XA, IO (d)	0.91%	03/15/50	66,681
	JPMDB Commercial Mortgage Securities Trust
4,607,623	Series 2016-C2, Class XA, IO (d)	1.65%	06/15/49	6,987
	MSWF Commercial Mortgage Trust
9,460,733	Series 2023-1, Class XA, IO (d)	1.09%	05/15/56	472,309
	NRTH Commercial Mortgage Trust
400,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (b) (c)	5.35%	10/15/40	400,594
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (c)	5.22%	05/15/38	497,420
500,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (b) (c)	6.47%	05/15/38	496,512
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (c) (d)	0.00%	01/15/39	10,920
	TEXAS Commercial Mortgage Trust
260,000	Series 2025-TWR, Class C, 1 Mo. CME Term SOFR + 2.14% (b) (c)	6.10%	04/15/42	260,518
	Wells Fargo Commercial Mortgage Trust
1,840,269	Series 2016-C33, Class XA, IO (d) (i)	1.67%	03/15/59	215
5,823,000	Series 2016-C37, Class XEF, IO (c) (d)	1.60%	12/15/49	75,765
	WFRBS Commercial Mortgage Trust
102,199	Series 2014-C22, Class XA, IO (d) (i)	0.38%	09/15/57	15
				4,339,049
	Total Mortgage-Backed Securities			22,949,058
	(Cost $22,597,842)
ASSET-BACKED SECURITIES — 19.2%
	CoreVest American Finance Trust
1,459,038	Series 2021-2, Class XA, IO (c) (d)	3.10%	07/15/54	24,655
	Exeter Automobile Receivables Trust
1,000,000	Series 2025-2A, Class E (c)	7.81%	10/15/32	1,036,127
1,000,000	Series 2025-3A, Class D	5.57%	10/15/31	1,021,981
	Flagship Credit Auto Trust
1,000,000	Series 2024-1, Class D (c)	6.30%	04/15/30	1,000,439
	Gracie Point International Funding LLC
744,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (b) (c)	5.71%	08/15/28	744,670
1,460,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (b) (c)	8.71%	08/15/28	1,461,548
	Island Finance Trust
1,000,000	Series 2025-1A, Class B (c)	7.95%	03/19/35	1,016,869
	J.G. Wentworth LLC
371,219	Series 2017-2A, Class B (c)	5.09%	09/17/74	340,530
	Lmrk Issuer Co. 2 LLC
500,000	Series 2025-1A, Class C (c)	8.12%	09/15/55	505,727

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers CLO Ltd.
$250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (b) (c)	11.08%	04/20/38	$250,518
	Pagaya AI Debt Grantor Trust
999,885	Series 2024-11, Class E (c)	10.33%	07/15/32	1,031,445
	PRET LLC
1,000,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/29 (c) (f)	8.72%	06/25/55	1,008,377
250,000	Series 2025-NPL9, Class A2, steps up to 11.51% on 08/25/29 (c) (f)	7.51%	08/25/55	250,968
	Research-Driven Pagaya Motor Asset Trust
1,000,000	Series 2025-3A, Class E (c)	11.09%	02/27/34	1,001,296
	Research-Driven Pagaya Motor Trust
375,000	Series 2025-5A, Class C (c)	5.47%	06/26/34	377,005
375,000	Series 2025-5A, Class D (c)	6.01%	06/26/34	375,441
775,000	Series 2025-6A, Class C (c) (h)	5.53%	08/25/34	775,160
	Saluda Grade Alternative Mortgage Trust
923,908	Series 2025-NPL1, Class A1, steps up to 10.12% on 12/01/27 (c) (f)	7.12%	01/25/30	928,999
	VERTICAL BRIDGE CC LLC
725,000	Series 2025-1A, Class C (c)	7.45%	08/16/55	740,017
	Total Asset-Backed Securities			13,891,772
	(Cost $13,927,133)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.9%
	Capital Markets — 0.9%
20,000	First Trust AAA CMBS ETF (l)	414,200
12,000	First Trust Structured Credit Income Opportunities ETF (l)	249,704
	Total Exchange-Traded Funds	663,904
	(Cost $651,437)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.7%
$1,000,000	U.S. Treasury Bills	(m)	12/18/25	998,157
1,000,000	U.S. Treasury Bills	(m)	12/23/25	997,620
	Total U.S. Treasury Bills			1,995,777
	(Cost $1,995,800)

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
1,137,671	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (n)	1,137,671
	(Cost $1,137,671)

	Total Investments — 104.9%	76,025,526
	(Cost $75,814,549)
	Net Other Assets and Liabilities — (4.9)%	(3,561,157)
	Net Assets — 100.0%	$72,464,369

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Futures Contracts at November 30, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	33	Mar-2026	$6,892,359	$2,597
U.S. 5-Year Treasury Notes	50	Mar-2026	5,488,281	(1,960)
U.S. 10-Year Treasury Notes	37	Mar-2026	4,193,719	(1,245)
U.S. Long (CBT) Bond	4	Mar-2026	469,750	(1,636)
Ultra 10-Year U.S. Treasury Notes	35	Mar-2026	4,067,109	6,473
Ultra U.S. Treasury Bond Futures	9	Mar-2026	1,088,438	626
		Total	$22,199,656	$4,855

(a)	Inverse floating rate security.
(b)	Floating or variable rate security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2025, securities noted as such amounted to $35,678,016 or
49.2% of net assets.

(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2025. Interest will begin accruing on the security’s first settlement date.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(l)	Investment in an affiliated fund.
(m)	Zero coupon security.
(n)	Rate shown reflects yield as of November 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows:

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$35,387,344	$—	$35,387,344	$—
Mortgage-Backed Securities	22,949,058	—	22,949,058	—
Asset-Backed Securities	13,891,772	—	13,891,772	—
Exchange-Traded Funds*	663,904	663,904	—	—
U.S. Treasury Bills	1,995,777	—	1,995,777	—
Money Market Funds	1,137,671	1,137,671	—	—
Total Investments	76,025,526	1,801,575	74,223,951	—
Futures Contracts	9,696	9,696	—	—
Total	$76,035,222	$1,811,271	$74,223,951	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(4,841)	$(4,841)	$—	$—

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of November 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
GS Mortgage Securities Trust, Series 2011-GC5, Class XA, IO, 0.10%, 08/10/44	05/19/20	$636,169	$0.00 *	$0	$442	0.00%**

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
*	Amount is less than $0.01.
**	Amount is less than 0.01%.

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
First Trust AAA CMBS ETF	20,000	$410,548	$—	$—	$3,652	$—	$414,200	$5,400
First Trust Structured Credit Income Opportunities ETF	12,000	250,800	—	—	(1,096)	—	249,704	3,840
		$661,348	$—	$—	$2,556	$—	$663,904	$9,240